COMMITMENTS AND CONTINGENCIES (Details Textual 1) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Sep. 30, 2016	Oct. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017
Operating Leases, Rent Expense, Net					$ 4,200	$ 3,100	$ 2,200
Lessee, Finance Lease, Term of Contract					36 months
Defined Contribution Plan, Employer Matching Contribution, Percent of Match					100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay					4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount					$ 1,400	1,100	700
Guarantor Obligations, Current Carrying Value					11,300	15,300		$ 19,700
Deferred Insurance Settlement Liability,Current					$ 0			$ 13,230
Oracle Litigation [Member]
Loss Contingency, Damages Awarded, Value		$ 124,400
Loss Contingency, Damages Paid, Value	$ 124,400
Litigation Settlement, Expense			$ 2,700			$ 21,400	$ 100,000
Litigation Settlement Interest				$ 3,000
Proceeds from Insurance Settlement, Operating Activities	$ 41,700
Minimum [Member]
Lessee, Finance Lease, Discount Rate					4.00%
Maximum [Member]
Lessee, Finance Lease, Discount Rate					12.00%